Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financial assets:
Securities available for sale	$ 15,399	$ 70,195
Securities held to maturity	479,339	521,449
Interest receivable	3,177	3,927
Carrying Value [Member]
Financial assets:
Cash and cash equivalents	25,896	40,257
Securities available for sale	15,399	70,195
Securities held to maturity	462,728	504,014
Net loans receivable	456,812	436,833
Federal Home Loan Bank of New York stock	3,897	5,127
Interest receivable	3,177	3,927
Financial liabilities:
Deposits	763,692	826,275
FHLB advances	52,500	78,679
Interest payable	175	290
Estimated Fair Value [Member]
Financial assets:
Cash and cash equivalents	25,896	40,257
Securities available for sale	15,399	70,195
Securities held to maturity	479,339	521,449
Net loans receivable	485,249	462,509
Federal Home Loan Bank of New York stock	3,897	5,127
Interest receivable	3,177	3,927
Financial liabilities:
Deposits	770,479	835,021
FHLB advances	59,786	88,318
Interest payable	175	290
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Financial assets:
Cash and cash equivalents	25,896	40,257
Securities available for sale
Securities held to maturity
Net loans receivable
Federal Home Loan Bank of New York stock
Interest receivable
Financial liabilities:
Deposits
FHLB advances
Interest payable
(Level 2) Significant Other Observable Inputs [Member]
Financial assets:
Cash and cash equivalents
Securities available for sale	15,399	70,195
Securities held to maturity	479,339	521,449
Net loans receivable
Federal Home Loan Bank of New York stock	3,897	5,127
Interest receivable	3,177	3,927
Financial liabilities:
Deposits	770,479	835,021
FHLB advances	59,786	88,318
Interest payable	175	290
(Level 3) Significant Unobservable Inputs [Member]
Financial assets:
Cash and cash equivalents
Securities available for sale
Securities held to maturity
Net loans receivable	485,249	462,509
Federal Home Loan Bank of New York stock
Interest receivable
Financial liabilities:
Deposits
FHLB advances
Interest payable